Castle Tandem Fund
			Schedule of Investments
	March 31, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
9,700	Raytheon Technologies Corporation		$ 749,519	1.95%

Arrangement of Transportation of Freight & Cargo
6,500	Expeditors International Of Washington, Inc.		699,985	1.82%

Beverages
6,000	Brown-Forman Corporation - Class B		413,820	1.08%

Cable & Other Pay Television Services
20,100	Comcast Corporation - Class A		1,087,611	2.83%

Canned, Fruits, Vegetables, Preserves, Jams & Jellies
9,800	The J.M. Smucker Company		1,239,994	3.23%

Electric Services
11,500	NextEra Energy, Inc.		869,515	2.27%

Insurance Agents, Brokers & Services
13,900	Brown & Brown, Inc.		635,369	1.66%

Meat Packing Plants
7,600	Hormel Foods Corporation		363,128	0.95%

Pharmaceutical Preparations
14,100	Abbott Laboratories		1,689,744
11,900	AbbVie Inc.		1,287,818
7,100	Johnson & Johnson		1,166,885
			4,144,447	10.79%

Refuse Systems
8,400	Republic Services, Inc.		834,540
4,900	Waste Connections, Inc. (Canada)		529,102
			1,363,642	3.55%

Retail - Drug Stores And Proprietary Stores
21,300	Walgreens Boots Alliance, Inc.		1,169,370	3.05%

Retail - Variety Stores
1,700	Costco Wholesale Corporation		599,216
6,000	Dollar General Corporation		1,215,720
			1,814,936	4.73%

Security & Commodity Brokers, Dealers, Exchanges & Services
12,100	Cboe Global Markets, Inc.		1,194,149
11,700	Intercontinental Exchange, Inc.		1,306,656
9,200	T. Rowe Price Group, Inc.		1,578,720
			4,079,525	10.62%

Security Brokers, Dealers & Flotation Companies
1,500	BlackRock, Inc.		1,130,940	2.95%

Services - Business Services, NEC
3,500	Accenture PLC - Class A (Ireland)		966,875	2.52%

Services - Computer Processing & Data Preperation
5,100	Automatic Data Processing, Inc.		961,197	2.50%

Services - Computer Programming, Data Processing, Etc.
4,500	FactSet Research Systems, Inc.		1,388,655	3.62%

Services - Prepackaged Software
2,800	Microsoft Corporation		660,156	1.72%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
2,400	Ecolab, Inc.		513,768	1.34%

Surgical & Medical Instruments & Apparatus
4,500	Becton, Dickinson and Company		1,094,175
2,700	ResMed, Inc.		523,854
4,700	Stryker Corporation		1,144,826
			2,762,855	7.20%

Water Supply
24,800	Essential Utilities, Inc.		1,109,800	2.89%

Total for Common Stocks (Cost - $23,700,392)			28,125,107	73.27%

REAL ESTATE INVESTMENT TRUSTS
9,100	National Retail Properties, Inc.		401,037	1.04%
(Cost - $315,584)

MONEY MARKET FUNDS
9,902,368	First American Treasury Obligations Fund X - Class 0.03% * +		9,902,368	25.79%
(Cost - $9,902,368)

	Total Investments		38,428,512	100.10%
	(Cost - $33,918,344)

	Liabilities in Excess of Other Assets		(39,695)	-0.10%

	Net Assets		$ 38,388,817	100.00%

* The Yield shown represents the 7-day yield at March 31, 2021.
+ For additional information, including a copy of the prospectus and annual report, see
https://www.firstamericanfunds.com/index/InvestmentSolutions/FundsPerformanceSummary/TreasuryObligations.classX.html.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2021, was $33,918,344. At March 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Gain		$ 4,726,918
	Unrealized Loss		(216,750)
	Unrealized Gain		$ 4,510,168

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 28,125,107	$ -	$ -	$ 28,125,107
Real Estate Investment Trusts	401,037	-	-	401,037
Money Market Funds	9,902,368	-	-	9,902,368
Total	$ 38,428,512	$ -	$ -	$ 38,428,512

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended March 31, 2021.